    As filed with the Securities and Exchange Commission on August 18, 2004.
                                                              File No. 33-06952
                                                                       811-04732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                       [  ]
                                     -------
         Post-Effective Amendment No.  33                   [X]
                                     -------

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   408                                [X]
                       --------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                 P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on September 17, 2004 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on , pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                                    PART A

THE DIRECTOR
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series VI of The Director variable annuity. Please read it carefully. This prospectus also describes Series II, Series IIR, Series III, Series IV and Series V of The Director variable annuity.

The Director variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. If you own Series II or Series IIR of this Contract, you may have two different Sub-Accounts. You are already invested in Sub-Accounts that purchase Class IA shares of the underlying Funds. If you trade more than 10 days in a calendar year, you may end up allocating Contract Value to Sub-Accounts that purchase Class IC shares of the underlying Funds. The difference between those Sub-Accounts is that Sub-Accounts that purchase Class IC shares may have a Redemption Fee deducted under certain circumstances.

If you own Series III, Series IV, Series V or Series IV of this Contract, you only have access to Sub-Accounts that purchase Class IA shares. There are no Redemption Fees for Class IA shares of the underlying Funds. The Sub-Accounts and the Funds are listed below:


                     SUB-ACCOUNT                                            SUB-ACCOUNT
Hartford Advisers HLS Fund Sub-Account which           Hartford Advisers HLS Fund Sub-Account which
purchases Class IA shares of Hartford Advisers HLS     purchases Class IC shares of Hartford Advisers HLS
Fund of Hartford Series Fund, Inc.                     Fund of Hartford Series Fund, Inc.
Hartford Bond HLS Fund Sub-Account which purchases     Hartford Bond HLS Fund Sub-Account which purchases
Class IA shares of Hartford Bond HLS Fund of Hartford  Class IC shares of Hartford Bond HLS Fund of Hartford
Series Fund, Inc.                                      Series Fund, Inc.
Hartford Capital Appreciation HLS Fund Sub-Account     Hartford Capital Appreciation HLS Fund Sub-Account
which purchases Class IA shares of Hartford Capital    which purchases Class IC shares of Hartford Capital
Appreciation HLS Fund of Hartford Series Fund, Inc.    Appreciation HLS Fund of Hartford Series Fund, Inc.
Hartford Disciplined Equity HLS Fund Sub-Account       Hartford Disciplined Equity HLS Fund Sub-Account
which purchases Class IA shares of Hartford            which purchases Class IC shares of Hartford
Disciplined HLS Fund of Hartford Series Fund, Inc.     Disciplined HLS Fund of Hartford Series Fund, Inc.
Hartford Dividend and Growth HLS Fund Sub-Account      Hartford Dividend and Growth HLS Fund Sub-Account
which purchases Class IA shares of Hartford Dividend   which purchases Class IC shares of Hartford Dividend
and Growth HLS Fund of Hartford Series Fund, Inc.      and Growth HLS Fund of Hartford Series Fund, Inc.
Hartford Equity Income HLS Fund Sub-Account which      Hartford Equity Income HLS Fund Sub-Account which
purchases Class IA shares of Hartford Equity Income    purchases Class IC shares of Hartford Equity Income
HLS Fund of Hartford Series Fund, Inc.                 HLS Fund of Hartford Series Fund, Inc.
Hartford Focus HLS Fund Sub-Account which purchases    Hartford Focus HLS Fund Sub-Account which purchases
Class IA shares of Hartford Focus HLS Fund of          Class IC shares of Hartford Focus HLS Fund of
Hartford Series Fund, Inc.                             Hartford Series Fund, Inc.
Hartford Global Advisers HLS Fund Sub-Account which    Hartford Global Advisers HLS Fund Sub-Account which
purchases Class IA shares of Hartford Global Advisers  purchases Class IC shares of Hartford Global Advisers
HLS Fund of Hartford Series Fund, Inc.                 HLS Fund of Hartford Series Fund, Inc.


                     SUB-ACCOUNT                                            SUB-ACCOUNT
Hartford Global Communications HLS Fund Sub-Account    Hartford Global Communications HLS Fund Sub-Account
which purchases Class IA shares of Hartford Global     which purchases Class IC shares of Hartford Global
Communications HLS Fund of Hartford Series Fund, Inc.  Communications HLS Fund of Hartford Series Fund, Inc.
Hartford Global Financial Services HLS Fund            Hartford Global Financial Services HLS Fund
Sub-Account which purchases Class IA shares of         Sub-Account which purchases Class IC shares of
Hartford Global Financial Services HLS Fund of         Hartford Global Financial Services HLS Fund of
Hartford Series Fund, Inc.                             Hartford Series Fund, Inc.
Hartford Global Health HLS Fund Sub-Account which      Hartford Global Health HLS Fund Sub-Account which
purchases Class IA shares of Hartford Global Health    purchases Class IC shares of Hartford Global Health
HLS Fund of Hartford Series Fund, Inc.                 HLS Fund of Hartford Series Fund, Inc.
Hartford Global Leaders HLS Fund Sub-Account which     Hartford Global Leaders HLS Fund Sub-Account which
purchases Class IA shares of Hartford Global Leaders   purchases Class IC shares of Hartford Global Leaders
HLS Fund of Hartford Series Fund, Inc.                 HLS Fund of Hartford Series Fund, Inc.
Hartford Global Technology HLS Fund Sub-Account which  Hartford Global Technology HLS Fund Sub-Account which
purchases Class IA shares of Hartford Global           purchases Class IC shares of Hartford Global
Technology HLS Fund of Hartford Series Fund, Inc.      Technology HLS Fund of Hartford Series Fund, Inc.
Hartford Growth HLS Fund Sub-Account which purchases   Hartford Growth HLS Fund Sub-Account which purchases
Class IA shares of Hartford Growth HLS Fund of         Class IC shares of Hartford Growth HLS Fund of
Hartford Series Fund, Inc.                             Hartford Series Fund, Inc.
Hartford Growth Opportunities HLS Fund Sub-Account     Hartford Growth Opportunities HLS Fund Sub-Account
which purchases Class IA shares of Hartford Growth     which purchases Class IC shares of Hartford Growth
Opportunities HLS Fund of Hartford Series Fund II,     Opportunities HLS Fund of Hartford Series Fund II,
Inc.                                                   Inc.
Hartford High Yield HLS Fund Sub-Account which         Hartford High Yield HLS Fund Sub-Account which
purchases Class IA shares of Hartford High Yield HLS   purchases Class IC shares of Hartford High Yield HLS
Fund of Hartford Series Fund, Inc.                     Fund of Hartford Series Fund, Inc.
Hartford Index HLS Fund Sub-Account which purchases    Hartford Index HLS Fund Sub-Account which purchases
Class IA shares of Hartford Index HLS Fund of          Class IC shares of Hartford Index HLS Fund of
Hartford Series Fund, Inc.                             Hartford Series Fund, Inc.
Hartford International Capital Appreciation HLS Fund   Hartford International Capital Appreciation HLS Fund
Sub-Account which purchases Class IA shares of         Sub- Account which purchases Class IC shares of
Hartford International Capital Appreciation HLS Fund   Hartford International Capital Appreciation HLS Fund
of Hartford Series Fund, Inc.                          of Hartford Series Fund, Inc.
Hartford International Opportunities HLS Fund          Hartford International Opportunities HLS Fund
Sub-Account which purchases Class IA shares of         Sub-Account which purchases Class IC shares of
Hartford International Opportunities HLS Fund of       Hartford International Opportunities HLS Fund of
Hartford Series Fund, Inc.                             Hartford Series Fund, Inc.
Hartford MidCap HLS Fund Sub-Account which purchases   Hartford MidCap HLS Fund Sub-Account which purchases
Class IA shares of Hartford Mid Cap HLS Fund of        Class IC shares of Hartford Mid Cap HLS Fund of
Hartford Series Fund, Inc. (Closed to new and          Hartford Series Fund, Inc. (Closed to new and
subsequent Premium Payments and transfers of Contract  subsequent Premium Payments and transfers of Contract
Value)                                                 Value)
Hartford MidCap Value HLS Fund Sub-Account which       Hartford MidCap Value HLS Fund Sub-Account which
purchases Class IA shares of Hartford MidCap Value     purchases Class IC shares of Hartford MidCap Value
HLS Fund of Hartford Series Fund, Inc.                 HLS Fund of Hartford Series Fund, Inc.
Hartford Money Market HLS Fund Sub-Account which       Hartford Money Market HLS Fund Sub-Account which
purchases Class IA shares of Hartford Money Market     purchases Class IC shares of Hartford Money Market
HLS Fund of Hartford Series Fund, Inc.                 HLS Fund of Hartford Series Fund, Inc.
Hartford Mortgage Securities HLS Fund Sub-Account      Hartford Mortgage Securities HLS Fund Sub-Account
which purchases Class IA shares of Hartford Mortgage   which purchases Class IC shares of Hartford Mortgage
Securities HLS Fund of Hartford Series Fund, Inc.      Securities HLS Fund of Hartford Series Fund, Inc.


                     SUB-ACCOUNT                                            SUB-ACCOUNT
Hartford SmallCap Growth HLS Fund Sub-Account which    Hartford SmallCap Growth HLS Fund Sub-Account which
purchases Class IA shares of Hartford SmallCap Growth  purchases Class IC shares of Hartford SmallCap Growth
HLS Fund of Hartford Series Fund II, Inc.              HLS Fund of Hartford Series Fund II, Inc.
Hartford Small Company HLS Fund Sub-Account which      Hartford Small Company HLS Fund Sub-Account which
purchases Class IA shares of Hartford Small Company    purchases Class IC shares of Hartford Small Company
HLS Fund of Hartford Series Fund, Inc.                 HLS Fund of Hartford Series Fund, Inc.
Hartford Stock HLS Fund Sub-Account which purchases    Hartford Stock HLS Fund Sub-Account which purchases
Class IA shares of Hartford Stock HLS Fund of          Class IC shares of Hartford Stock HLS Fund of
Hartford Series Fund, Inc.                             Hartford Series Fund, Inc.
Hartford U.S. Government Securities HLS Fund           Hartford U.S. Government Securities HLS Fund
Sub-Account which purchases Class IA shares of         Sub-Account which purchases Class IC shares of
Hartford U.S. Government Securities HLS Fund of        Hartford U.S. Government Securities HLS Fund of
Hartford Series Fund II, Inc.                          Hartford Series Fund II, Inc.
Hartford Value HLS Fund Sub-Account which purchases    Hartford Value HLS Fund Sub-Account which purchases
Class IA shares of Hartford Value HLS Fund of          Class IC shares of Hartford Value HLS Fund of
Hartford Series Fund, Inc.                             Hartford Series Fund, Inc.
Hartford Value Opportunities HLS Fund Sub-Account      Hartford Value Opportunities HLS Fund Sub-Account
which purchases Class IA shares of Hartford Value      which purchases Class IC shares of Hartford Value
Opportunities HLS Fund of Hartford Series Fund II,     Opportunities HLS Fund of Hartford Series Fund II,
Inc.                                                   Inc.

If you purchase Series III, Series IV, Series V or Series VI, you may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: SEPTEMBER 1, 2004
STATEMENT OF ADDITIONAL INFORMATION DATED: SEPTEMBER 1, 2004

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       5
----------------------------------------------------------------------
FEE TABLE SUMMARY                                                 7
----------------------------------------------------------------------
HIGHLIGHTS                                                       21
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     22
----------------------------------------------------------------------
  Hartford Life Insurance Company                                22
----------------------------------------------------------------------
  The Separate Account                                           22
----------------------------------------------------------------------
  The Funds                                                      23
----------------------------------------------------------------------
  Redemption Fee                                                 25
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  27
----------------------------------------------------------------------
FIXED ACCUMULATION FEATURE                                       27
----------------------------------------------------------------------
THE CONTRACT                                                     29
----------------------------------------------------------------------
  Purchases and Contract Value                                   29
----------------------------------------------------------------------
  Charges and Fees                                               30
----------------------------------------------------------------------
  Death Benefit                                                  32
----------------------------------------------------------------------
  Surrenders                                                     36
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  37
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         39
----------------------------------------------------------------------
OTHER INFORMATION                                                40
----------------------------------------------------------------------
  Legal Matters                                                  40
----------------------------------------------------------------------
  More Information                                               41
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       41
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         46
----------------------------------------------------------------------
APPENDIX I -- SERIES II OF THE DIRECTOR VARIABLE ANNUITY         47
----------------------------------------------------------------------
APPENDIX II -- SERIES IIR OF THE DIRECTOR VARIABLE ANNUITY       48
----------------------------------------------------------------------
APPENDIX III -- SERIES III OF THE DIRECTOR VARIABLE ANNUITY      49
----------------------------------------------------------------------
APPENDIX IV -- SERIES IV OF THE DIRECTOR VARIABLE ANNUITY        50
----------------------------------------------------------------------
APPENDIX V -- SERIES V OF THE DIRECTOR VARIABLE ANNUITY          51
----------------------------------------------------------------------
APPENDIX VI -- INFORMATION REGARDING TAX-QUALIFIED PLANS         52
----------------------------------------------------------------------
APPENDIX VII -- OPTIONAL DEATH BENEFIT -- EXAMPLES               56
----------------------------------------------------------------------
APPENDIX VIII -- ACCUMULATION UNIT VALUES                        57
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature (not available for Series II or Series IIR).

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $25 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DEPOSIT: Any Premium Payment allocated to or Contract Value transferred to a Sub-Account or the Fixed Accumulation Feature.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account". This Account is not available for Series II or Series IIR.

GENERAL ACCOUNT: The General Account includes our company assets including any money you have invested in the Fixed Accumulation Feature. The assets of the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier. This is not available in Series II, Series IIR, Series III, Series VI or Series V.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

OPTIONAL DEATH BENEFIT RIDER: This is an amendment to your contract, which if you elect it, allows you to add new Death Benefit calculations to your contract and modify the spousal contract continuation provision of your annuity. To elect the Optional Death Benefit Rider you will have to pay an additional charge of on a daily basis which is equal to an annual charge of .15% of your Contract Value invested in the Funds.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REDEMPTION FEE: A fee that may be deducted by the underlying Funds under certain circumstances if you own Series II or Series II R and is equal to 2% of the amount transferred.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                                  DIRECTOR II

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year and Second Year (2)                                 5%
---------------------------------------------------------------------
    Third Year                                                     4%
---------------------------------------------------------------------
    Fourth Year                                                    3%
---------------------------------------------------------------------
    Fifth Year                                                     2%
---------------------------------------------------------------------
    Sixth Year                                                     0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from premium payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $25
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk                                  1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES: (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Rider Charge                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Rider Charge                                 1.40%
---------------------------------------------------------------------

(3) The Annual Maintenance Fee is a single $25 charge deducted on each Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                              Minimum   Maximum
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                       0.44%     1.23%
-------------------------------------------------------------------------------
Redemption Fee (4)                                                2%
-------------------------------------------------------------------------------

(4) This fee may be deducted by the underlying Funds under certain circumstances and is equal to 2% of the amount transferred.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                             TOTAL ANNUAL
                                                                            FUND OPERATING
                                                                           EXPENSES (BEFORE                     TOTAL
                                                                           CONTRACTUAL FEE   CONTRACTUAL FEE   ANNUAL
                                                                              WAIVERS OR       WAIVERS OR       FUND
                                                     MANAGEMENT   OTHER        EXPENSE           EXPENSE      OPERATING
                                                        FEES     EXPENSES  REIMBURSEMENTS)   REIMBURSEMENTS   EXPENSES
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Advisers HLS Fund -- Class IA                0.63%      0.04%          0.67%              N/A         0.67%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Bond HLS Fund -- Class IA                    0.47%      0.03%          0.50%              N/A         0.50%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation HLS Fund -- Class IA    0.64%      0.05%          0.69%              N/A         0.69%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Disciplined Equity HLS Fund -- Class IA      0.73%      0.05%          0.78%              N/A         0.78%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund -- Class IA     0.65%      0.04%          0.69%              N/A         0.69%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Equity Income HLS Fund -- Class IA           0.83%      0.30%          1.13%              N/A         1.13%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Focus HLS Fund -- Class IA                   0.85%      0.05%          0.90%              N/A         0.90%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Advisers HLS Fund -- Class IA         0.77%      0.07%          0.84%              N/A         0.84%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Communications HLS Fund --
   Class IA                                            0.85%      0.16%          1.01%              N/A         1.01%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Financial Services HLS Fund --
   Class IA                                            0.85%      0.13%          0.98%              N/A         0.98%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Health HLS Fund -- Class IA           0.84%      0.05%          0.89%              N/A         0.89%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Leaders HLS Fund -- Class IA          0.73%      0.07%          0.80%              N/A         0.80%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Technology HLS Fund -- Class IA       0.85%      0.05%          0.90%              N/A         0.90%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Growth HLS Fund -- Class IA                  0.83%      0.05%          0.88%              N/A         0.88%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Growth Opportunities HLS Fund -- Class IA    0.62%      0.02%          0.64%              N/A         0.64%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford High Yield HLS Fund -- Class IA              0.75%      0.03%          0.78%              N/A         0.78%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund -- Class IA                   0.40%      0.04%          0.44%              N/A         0.44%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford International Capital Appreciation HLS
   Fund -- Class IA                                    0.85%      0.16%          1.01%              N/A         1.01%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford International Opportunities HLS Fund --
   Class IA                                            0.73%      0.10%          0.83%              N/A         0.83%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford International Small Company HLS Fund --
   Class IA                                            0.85%      0.38%          1.23%              N/A         1.23%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford MidCap HLS Fund -- Class IA                  0.68%      0.04%          0.72%              N/A         0.72%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford MidCap Value HLS Fund -- Class IA            0.79%      0.04%          0.83%              N/A         0.83%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Money Market HLS Fund -- Class IA            0.45%      0.04%          0.49%              N/A         0.49%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Mortgage Securities HLS Fund -- Class IA     0.45%      0.04%          0.49%              N/A         0.49%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford SmallCap Growth HLS Fund -- Class IA         0.64%      0.02%          0.66%              N/A         0.66%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Small Company HLS Fund -- Class IA           0.72%      0.04%          0.76%              N/A         0.76%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund -- Class IA                   0.46%      0.03%          0.49%              N/A         0.49%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford U.S. Government Securities HLS Fund --
   Class IA                                            0.45%      0.02%          0.47%              N/A         0.47%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Value HLS Fund -- Class IA                   0.83%      0.04%          0.87%              N/A         0.87%
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Value Opportunities HLS Fund -- Class IA     0.68%      0.03%          0.71%              N/A         0.71%
 ----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

These funds are only available if you own Series II or Series II R

                                                                             TOTAL ANNUAL
                                                                            FUND OPERATING
                                                                           EXPENSES (BEFORE                     TOTAL
                                                                           CONTRACTUAL FEE   CONTRACTUAL FEE   ANNUAL
                                                                              WAIVERS OR       WAIVERS OR       FUND
                                                     MANAGEMENT   OTHER        EXPENSE           EXPENSE      OPERATING
                                                        FEES     EXPENSES  REIMBURSEMENTS)   REIMBURSEMENTS   EXPENSES
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Advisers HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Bond HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Disciplined Equity HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Equity Income HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Focus HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Advisers HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Communications HLS Fund --
   Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Financial Services HLS Fund --
   Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Health HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Leaders HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Global Technology HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Growth HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Growth Opportunities HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford High Yield HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford International Capital Appreciation HLS
   Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford International Opportunities HLS Fund --
   Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford International Small Company HLS Fund --
   Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford MidCap Value HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Money Market HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Mortgage Securities HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford SmallCap Growth HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Small Company HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford U.S. Government Securities HLS Fund --
   Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Value HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------
 Hartford Value Opportunities HLS Fund -- Class IC
 ----------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- THE DIRECTOR SERIES II

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES OR DEDUCTIONS FOR REDEMPTION FEES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                         $  750
----------------------------------------------------------------------
3 years                                                        $1,245
----------------------------------------------------------------------
5 years                                                        $1,643
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                                         $  270
----------------------------------------------------------------------
3 years                                                        $  840
----------------------------------------------------------------------
5 years                                                        $1,436
----------------------------------------------------------------------
10 years                                                       $3,047
----------------------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                                         $  276
----------------------------------------------------------------------
3 years                                                        $  847
----------------------------------------------------------------------
5 years                                                        $1,443
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                                 DIRECTOR II-R

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year and Second Year (2)                                 5%
---------------------------------------------------------------------
    Third Year                                                     4%
---------------------------------------------------------------------
    Fourth Year                                                    3%
---------------------------------------------------------------------
    Fifth Year                                                     2%
---------------------------------------------------------------------
    Sixth Year                                                     0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from premium payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $25
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk                                  1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES: (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Rider Charge                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Rider Charge                                 1.40%
---------------------------------------------------------------------
    Redemption Fee (4)                                             2%
---------------------------------------------------------------------

(3) The Annual Maintenance Fee is a single $25 charge deducted on each Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

(4) This fee may be deducted by the underlying Funds under certain circumstances and is equal to 2% of the amount transferred.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- THE DIRECTOR SERIES II-R

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES OR DEDUCTIONS FOR REDEMPTION FEES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                         $  750
----------------------------------------------------------------------
3 years                                                        $1,245
----------------------------------------------------------------------
5 years                                                        $1,643
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                                         $  270
----------------------------------------------------------------------
3 years                                                        $  840
----------------------------------------------------------------------
5 years                                                        $1,436
----------------------------------------------------------------------
10 years                                                       $3,047
----------------------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                                         $  276
----------------------------------------------------------------------
3 years                                                        $  847
----------------------------------------------------------------------
5 years                                                        $1,443
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                                  DIRECTOR III

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     6%
---------------------------------------------------------------------
    Fourth Year                                                    6%
---------------------------------------------------------------------
    Fifth Year                                                     5%
---------------------------------------------------------------------
    Sixth Year                                                     4%
---------------------------------------------------------------------
    Seventh Year                                                   0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from premium payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $25
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk                                  1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES: (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Rider Charge                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Rider Charge                                 1.40%
---------------------------------------------------------------------

(3) The Annual Maintenance Fee is a single $25 charge deducted on each Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- THE DIRECTOR SERIES III

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                         $  844
----------------------------------------------------------------------
3 years                                                        $1,444
----------------------------------------------------------------------
5 years                                                        $1,943
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                                         $  270
----------------------------------------------------------------------
3 years                                                        $  840
----------------------------------------------------------------------
5 years                                                        $1,436
----------------------------------------------------------------------
10 years                                                       $3,047
----------------------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                                         $  276
----------------------------------------------------------------------
3 years                                                        $  847
----------------------------------------------------------------------
5 years                                                        $1,443
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                                  DIRECTOR IV

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    4%
---------------------------------------------------------------------
    Fifth Year                                                     3%
---------------------------------------------------------------------
    Sixth Year                                                     2%
---------------------------------------------------------------------
    Seventh Year                                                   1%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from premium payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $25
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk                                  1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.25%
---------------------------------------------------------------------
OPTIONAL CHARGE: (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Rider Charge                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Rider Charge                                 1.40%
---------------------------------------------------------------------

(3) The Annual Maintenance Fee is a single $25 charge deducted on each Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- THE DIRECTOR SERIES IV

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                         $  939
----------------------------------------------------------------------
3 years                                                        $1,344
----------------------------------------------------------------------
5 years                                                        $1,743
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                                         $  270
----------------------------------------------------------------------
3 years                                                        $  840
----------------------------------------------------------------------
5 years                                                        $1,436
----------------------------------------------------------------------
10 years                                                       $3,047
----------------------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                                         $  276
----------------------------------------------------------------------
3 years                                                        $  847
----------------------------------------------------------------------
5 years                                                        $1,443
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                                   DIRECTOR V

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 7%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    4%
---------------------------------------------------------------------
    Fifth Year                                                     3%
---------------------------------------------------------------------
    Sixth Year                                                     2%
---------------------------------------------------------------------
    Seventh Year                                                   1%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from premium payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $25
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
    Mortality and Expense Risk                                  1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expense                       1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES: (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Rider Charge                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Rider Charge                                 1.40%
---------------------------------------------------------------------

(3) The Annual Maintenance Fee is a single $25 charge deducted on each Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- THE DIRECTOR SERIES V

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                         $  939
----------------------------------------------------------------------
3 years                                                        $1,344
----------------------------------------------------------------------
5 years                                                        $1,743
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                                         $  270
----------------------------------------------------------------------
3 years                                                        $  840
----------------------------------------------------------------------
5 years                                                        $1,436
----------------------------------------------------------------------
10 years                                                       $3,047
----------------------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                                         $  276
----------------------------------------------------------------------
3 years                                                        $  847
----------------------------------------------------------------------
5 years                                                        $1,443
----------------------------------------------------------------------
10 years                                                       $3,055
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                               FEE TABLE SUMMARY
                                  DIRECTOR VI

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 6%
---------------------------------------------------------------------
    Second Year                                                    6%
---------------------------------------------------------------------
    Third Year                                                     5%
---------------------------------------------------------------------
    Fourth Year                                                    5%
---------------------------------------------------------------------
    Fifth Year                                                     4%
---------------------------------------------------------------------
    Sixth Year                                                     3%
---------------------------------------------------------------------
    Seventh Year                                                   2%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from premium payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk                                  1.25%
---------------------------------------------------------------------
    Total Separate Account Annual Expense                       1.25%
---------------------------------------------------------------------
OPTIONAL CHARGES: (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Rider Charge                         0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with the Optional
     Death Benefit Rider Charge                                 1.40%
---------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE -- THE DIRECTOR SERIES VI

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                         $  905
----------------------------------------------------------------------
3 years                                                        $1,518
----------------------------------------------------------------------
5 years                                                        $2,139
----------------------------------------------------------------------
10 years                                                       $3,626
----------------------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                                         $  329
----------------------------------------------------------------------
3 years                                                        $1,019
----------------------------------------------------------------------
5 years                                                        $1,731
----------------------------------------------------------------------
10 years                                                       $3,617
----------------------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                                         $  337
----------------------------------------------------------------------
3 years                                                        $1,027
----------------------------------------------------------------------
5 years                                                        $1,739
----------------------------------------------------------------------
10 years                                                       $3,626
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $2,000 or $1,000 for Series V and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark-Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

 - You don't pay a sales charge when you purchase your contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender, the length of time the Premium Payment you made has been in your Contract and which Series of The Director you purchased. The Fee Tables included earlier in this prospectus or the Appendix at the end of this prospectus will indicate the appropriate Contingent Deferred Sales Charge.

You won't be charged a Contingent Deferred Sales Charge on:

- The Annual Withdrawal Amount

- Premium Payments or earnings that have been in your Contract for more than the Contingent Deferred Sales Charge period.

- Distributions made due to death

- Distributions under a program for substantially equal periodic payments made for your life expectancy

- Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $25 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000. The Annual Maintenance Fee for Series VI is $30.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

-MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

-ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds.
 See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

-OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period Annuity Payout Option. If you have purchased Series IV or Series V, you may also take full or partial Surrenders under Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

If you own Series II or Series IIR and if you are invested in a Sub-Account that purchases Class IC shares of the Funds, the Funds may also deduct a Redemption Fee, depending on how long your Contract Value has been invested in each Sub-Account.

ARE THERE ANY FEES I HAVE TO PAY TO TRANSFER MY MONEY?

If you own Series II or Series IIR and if you are invested in a Sub-Account that purchases Class IC shares of the Funds, the Funds may deduct a Redemption Fee, depending on how long your Contract Value has been invested in each Sub-Account. The Redemption Fee is equal to 2% of the amount transferred. The Funds deduct this amount if you request a transfer from a Class IC Sub-Account and amount to be transferred has not been in that Class IC Sub-Account for 5 Valuation Days.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner (not available in Series II) or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit will depend on the Series purchased and Series II, Series IIR, Series III, Series IV and Series V are described in greater detail in the Appendices at the end of this prospectus.

For all Series, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

If you purchased Series VI and If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series II or Series IIR your Death Benefit, prior to the deceased's 90th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series III, IV, or V, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington or New York.
WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with 120, 180 or 240 Monthly Payments Certain, Joint and Last Survivor Life Annuity, and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING      BASIS OF RATING
------------------------------------------------------------------------
 A.M. Best and Compa-
 ny, Inc.                   7/17/03         A+      Financial strength
------------------------------------------------------------------------
 Standard & Poor's         12/01/03        AA-      Financial strength
------------------------------------------------------------------------
 Fitch                      1/09/04        AA       Financial strength
------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------
Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series, Fortis Aggressive Growth Series, Fortis U.S. Government Securities Series, and Fortis Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA, Class IB and Class IC. Only Class IA and Class IC shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

IMPORTANT: There are two classes of shares offered in this Contract -- Class IA and Class IC. Class IA shares have no Redemption Fee. Class IC shares have a Redemption Fee. The fund objectives for both classes of shares are the same and are listed below.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seek long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD GLOBAL HEALTH HLS FUND (Closed to Contracts issued on or after May 3,
2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to Contracts issued on or after May 3, 2004) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine

HARTFORD LIFE INSURANCE COMPANY                                               25
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appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

REDEMPTION FEES

This section only applies to contract owners of Series II or Series IIR.

Variable annuities are designed to be long term investment vehicles and are not for people who want to do frequent exchanges to take advantage of short term stock market fluctuations. The underlying Funds have determined that it is necessary to add a Redemption Fee to protect the Funds from frequent short term investing. Because the Sub-Accounts available through this Contract purchase shares of the Funds, this Redemption Fee will be deducted for certain transfers among Sub-Accounts that you may make as owner of your annuity. Please read the following sections carefully so you understand how these new fees may affect you.

The Sub-Accounts available through this Contract currently invest in only Class IA shares of the underlying Funds. As of September 1, 2004, Hartford will be adding new Sub-Accounts to your annuity. These new Sub-Accounts will purchase Class IC shares of the same underlying Funds. There will be a new Class IC share for each Fund. There is a Class IC share of the Hartford Money Market HLS Fund but it does not have a Redemption Fee.

If you are currently invested in Sub-Accounts that invest in Class IA Shares or "Class IA Share Sub-Accounts", you are allowed to transfer between these Sub-Accounts up to ten days each calendar year. For the purposes of this section, a transfer is defined as taking Contract Value out of one or more Class IA Sub-Accounts and allocating that Contract Value to one different or several different Class IA Sub-Accounts. Because you are allowed to transfer ten days each calendar year, you may make as many transfers as you want on that particular day. For example, if you have Contract Value allocated to ten different Class IA Sub-Accounts, you may move from all ten of these Sub-Accounts to one new Class IA Sub-Account or to ten different Class IA Sub-Accounts. Provided all those exchanges are requested on the same day, they count as one transfer. However, you cannot give conflicting transfer requests or requests that move the same Contract Value more than once in one day.

Although we are starting this new process on September 1, 2004, we are not pro rating the number of transfers you may do for the remainder of the calendar year. You will be able to transfer for 10 days between September 1, 2004 and December 31, 2004. And, if you transfer only ten days each year, you will always get 10 new transfers on January 1st of each new year.

Once you have used up your ten transfer days in one calendar year, you may continue to do Sub-Account transfers. However, any Contract Value that you wish to transfer will go into a Sub-Account that purchases Class IC shares of the underlying Funds. We call these "Class IC Sub-Accounts". The difference between the Class IA Sub-Accounts and the Class IC Sub-Accounts it that the Class IC Sub-Accounts purchase shares of the underlying Funds that have a Redemption Fee.

Once you have allocated Contract Value to the Class IC Sub-Accounts, this Redemption Fee will be deducted if you request a transfer from a Class IC Sub-Account and the amount to be transferred has not been in the Class IC Sub-Account for 5 Valuation Days. Remember, a Valuation Day is any day that the New York Stock Exchange is open for business. The Redemption Fee deducted is equal to 2% of the amount transferred.

FOR EXAMPLE:

Your Contract Value is currently allocated to the Hartford Stock HLS Fund Class IA Sub-Account and the Hartford Bond HLS Fund Class IA Sub-Account. You have transferred your Contract Value one day in each of the last ten months for a total of ten days of transfers in one calendar year. You call Hartford and ask to transfer all Contract Value from the Hartford Stock HLS Class IA Sub-Account into the Hartford Advisors HLS Fund Sub-Account. Hartford will remind you that by completing your transfer, you will now be allocating Contract Value to the Class IC Sub-Account. If you complete the transfer, the Contract Value previously allocated to the Hartford Stock HLS Fund Class IA Sub-Account will now be allocated to the Hartford Advisors HLS Fund Class IC Sub-Account.

Once your Contract Value has been allocated to a Class IC Sub-Account, it cannot be reallocated to a Class IA Sub-Account. And, once you have allocated to a
Class IC Sub-Account, all your future premium payments will also be allocated to Class IC Sub-Accounts. If you have Contract Value in both a Class IC Sub-
Account and a Class IA Sub-Account of a particular underlying Fund, any partial Surrender request or Automatic Income Payment will be deducted pro rata from each of the Fund's Sub-Accounts, unless you instruct us otherwise.
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26                                               HARTFORD LIFE INSURANCE COMPANY
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The only way to stay in Class IA Sub-Accounts and not be subject to a Redemption
Fee is to make sure that you do not transfer more than ten days each calendar year. We will not warn you when you have completed 10 transfers of transfers in one calendar year. You may call Hartford prior to requesting a transfer to determine how many more days you have available. If you request a transfer on the 11th day of the calendar year via the call center, the voice recording unit or the internet, we will remind you that you will be allocating that Contract Value to the Class IC Sub-Accounts. If you complete the transfer request, your confirmation of that request will indicate that you have allocated your Contract Value to the Class IC Sub-Accounts.

After you are invested in the Class IC Sub-Accounts, we no longer count transfer days. Because the underlying Funds charge a Redemption Fee, we have to focus on each individual transfer that takes Contract Value out of the Class IC Sub-Account. We call these Sub-Account Deductions. Once you are in Class IC Sub-Accounts, every Sub-Account Deduction is counted individually. So taking Contract Value out of the Hartford Stock HLS Fund Class IC Sub-Account and moving it into three different Class IC Sub-Accounts counts as one because there is only one Sub-Account Deduction. And, only that Sub-Account Deduction could be subject to a Redemption Fee. However, if you move Contract Value from three Class IC Sub-Accounts into the Hartford Stock HLS Fund Class IC Sub-Account, that counts as three separate Sub-Account Deductions and all three transfers could be subject to Redemption Fees. Remember, once Contract Value is allocated to a Class IC Sub-Account, it remains in Class IC Sub-Accounts for as long as you own your Contract. So any reallocation of a Class IC Sub-Account Contract Value must always be to another Class IC Sub-Account.

Because Hartford batches all its trades and sends the underlying Fund one order to purchase shares, one order to transfer shares and one order to sell shares, Hartford calculates the Redemption Fee, even though it is deducted by the Fund. To determine if your transfer will be subject to a Redemption Fee, we review each Deposit and transfer. We keep track of your transfers using a method that is called "first in, first out". That means when trying to determine if you should be charged a Redemption Fee, we look at the first Contract Value transfer into the Sub-Account. That Contract Value is also the first Contract Value that is transferred out of the Sub-Account. If you transferred $5,000 of your Contract Value into a Class IC Sub-Account for the first time on December 1st, that's the "first in". That $5,000 will also be the "first out" when you request a transfer from that Class IC Sub-Account, no matter how many other Deposits you have made into that Class IC Sub-Account. And, as long as the Contract Value "first in" has been in the Class IC Sub-Account for 5 Valuation Days, you will not be charged a Redemption Fee.

HERE'S AN EXAMPLE:
------------------------------------------------------
Assume you transfer into a Class IC Sub-Account as
  follows:
------------------------------------------------------
Monday, December 1st                   $10,000
------------------------------------------------------
Monday, December 15th                  $10,000 and
------------------------------------------------------
Tuesday, December 30th                 $10,000.
------------------------------------------------------

Based on the assumptions above, if you request a transfer our of the Class IC Sub-Account of $10,000 on Thursday, December 4th, you would be charged a Redemption Fee of 2% of that $10,000 because the Deposit made on Monday, December 1st was not in the Class IC Sub-Account for 5 Valuation Days.

Assuming you made no other transfer requests, if you requested a transfer out of the Class IC Sub-Account on Tuesday, December 9th of $10,000, you would not be charged a Redemption Fee because that Contract Value had been in the Class IC Sub-Account for more than 5 Valuation Days.

Assuming you made no other transfer requests, if you request a transfer of $15,000 on Tuesday, December 7th, you would not be charged a Redemption Fee on the first $10,000, because that $10,000 has been in the Class IC Sub-Account for 5 Valuation Days. But, you would be charged a 2% Redemption Fee on the next $5,000 because that amount was "first in" on December 15th and has not been in the Class IC Sub-Account for 5 Valuation Days.

The Redemption Fee applies only to certain Sub-Account transfers, not full or partial Surrenders from the Contract. Programs such as Investease, asset allocation and asset rebalancing will be terminated on September 1, 2004. You can continue to take advantage of Automatic Income Programs. The Optional Death Benefit will also no longer be available on September 1, 2004.

PRODUCT EXCHANGE PROGRAM:

This variable annuity contract is only one of two variable annuity contracts which have underlying Funds with Redemption Fees. Figuring out if your transfer is going to be charged a Redemption Fee is difficult. If you own Series II or Series IIR and would prefer to own a variable annuity that does not have Funds with a Redemption Fee, Hartford will offer you the opportunity to exchange your current annuity for our latest version of the Contract. These contracts have a
20 trade limit instead of Redemption Fees. That means that you can transfer between your Sub-Accounts 20 times by using our call center, Voice Response Unit or Internet and any transfers over 20 must be only by US Mail or overnight mail. In most cases, you will pay higher mortality and expense risk charges. But you also should receive more death benefit options and other newer contract features that were not available when you originally purchased your annuity. If you would like to exchange your annuity, Hartford will give you credit for the time you have already owned your annuity when calculating any surrender charges on your new contract. If you are interested in this option, either you or your broker can contact Hartford to receive a detailed comparison of your current contract features to those of the new contract.
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HARTFORD LIFE INSURANCE COMPANY                                               27
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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Sub-Accounts for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

FOR SERIES III, SERIES IV, SERIES V AND SERIES VI CONTRACTS ONLY

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We will credit interest, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. If you purchased Series III, Series IV, or if you purchased Series V before July 1, 1993, currently we guarantee that the interest rate will not be less than 4%. If you purchased Series V on or after July 1, 1993, or if you purchased Series VI, currently we guarantee that the interest rate will not be less than 3%. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of your guaranteed rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in

28                                               HARTFORD LIFE INSURANCE COMPANY
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the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to Fixed Accumulation Feature may not exceed the minimum guarantee for any given year.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

HARTFORD LIFE INSURANCE COMPANY                                               29
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $2,000 or $1,000 for Series V. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your subsequent Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out

30                                               HARTFORD LIFE INSURANCE COMPANY
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of a Sub-Account, settling a Death Benefit claim or by annuitizing your
Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charge, such as the Optional Death Benefit Rider charge, adjusted for the number of days in the period.

We will send you a statement, at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge if you are in Class IA Sub-Accounts. Class IC Sub-Accounts are subject to a Redemption Fee. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer the greater of:

- Up to 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program. Series II Contract Owners may not transfer to the Fixed Accumulation Feature.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668.

- Electronically, if available, by the Internet through our website at hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to our transfer restrictions, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract,
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HARTFORD LIFE INSURANCE COMPANY                                               31
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including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total premium payments.

The percentage used to calculate the Contingent Deferred Sales Charge for Series VI is equal to:

          NUMBER OF YEARS FROM          CONTINGENT DEFERRED
            PREMIUM PAYMENT                SALES CHARGE
          -------------------------------------------------
                1                           6%
          -------------------------------------------------
                2                           6%
          -------------------------------------------------
                3                           5%
          -------------------------------------------------
                4                           5%
          -------------------------------------------------
                5                           4%
          -------------------------------------------------
                6                           3%
          -------------------------------------------------
                7                           2%
          -------------------------------------------------
            8 or more                       0%
          -------------------------------------------------

The Contingent Deferred Sales Charges for Series II, Series IIR, Series III, Series IV and Series V are described in the Appendices.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

- ANNUAL WITHDRAWAL AMOUNT -- During the Contingent Deferred Sales Charge period for each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, the waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 90th birthday.

- For disabled participants enrolled in a group unallocated, tax qualified retirement plan. With our approval and under certain conditions, participants who become disabled can receive Surrenders free of Contingent Deferred Sales Charge.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- Upon the commencement of Annuity Payouts. The Contingent Deferred Sales Charge is not deducted when we begin to make Annuity Payouts. We will charge a Contingent Deferred Sales Charge if the Contract is fully or partially Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For substantially equal periodic payments. We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

-MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $25 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. This fee is $30.00 for Series VI.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

If you purchased Series V or Series VI, we will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. This is not available for Series II, Series IIR, Series III, or Series IV.

We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made, some when the Contract is Surrendered and others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. There also may be a Redemption Fee. These charges are described in the Funds' prospectuses accompanying this Prospectus.

OPTIONAL DEATH BENEFIT RIDER CHARGE

If you elect the Optional Death Benefit Rider, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

This benefit is no longer available after September 1, 2004.

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk, Optional Death Benefit Rider charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner, Joint Contract Owner or the Annuitant

HARTFORD LIFE INSURANCE COMPANY                                               33
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before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

The Death Benefit calculation depends on the Series purchased. The Death Benefit for Series II, Series IIR, Series III, Series IV and Series V are described in the Appendices in the back of this prospectus. The Death Benefit for Series VI will be the greatest of:

- The total Premium Payments you have made to us minus any amounts you have Surrendered, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

For all Series, the Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

OPTIONAL DEATH BENEFIT RIDER -- This is not available after September 1, 2004. You may also elect the Optional Death Benefit Rider for an additional charge. The Optional Death Benefit adds new features to your Death Benefit calculation, depending on which Series you purchased.

If you elect the Optional Death Benefit Rider at an additional charge and you purchased Series II or Series IIR, your Death Benefit, prior to the deceased's 90th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, or your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to your annuity or the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity.

The Interest Accumulation Value is equal to the Contract Value on the date this Optional Death Benefit Rider is added plus any Premium Payments after that date minus any partial Surrenders taken after the Optional Death Benefit was added, compounded daily at an annual rate of 5%. If you have taken any partial Surrenders, the interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

After the deceased's 90th birthday, the Death Benefit for Series II and IIR if the Optional Death Benefit Rider is elected, will be the greater of the Contract Value, the Maximum Anniversary Value or the Interest Accumulation Value.

If you purchased Series III, IV or V, your Death Benefit, prior to the deceased's 85th birthday, is the greater of: the total Premium Payments you have made to us minus any amounts you have Surrendered, the Contract Value of your annuity, your Maximum Anniversary Value starting on the Contract Anniversary immediately following the date the Optional Death Benefit Rider is added to our annuity, the Interest Accumulation Value starting on the date the Optional Death Benefit Rider is added to your annuity, or your Contract Value on the Specified Contract Anniversary immediately proceeding the date of death.

After the deceased's 85th birthday but prior to the 90th birthday, the Death Benefit for Series III, IV or V's Optional Death Benefit Rider is the greater of Contract Value, total Premium Payments made to us minus any amounts you have surrendered. Maximum Anniversary Value or Interest Accumulation Value. After the deceased's 90th birthday, the Death Benefit payable under the Optional Death Benefit Rider is the greater of Contract Value, Maximum Anniversary Value or the Interest Accumulation Value.

The Death Benefit payable under the Optional Death Benefit Rider, regardless of the Series purchased, is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit Rider was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit Rider less proportional adjustments for any Surrenders from that date.

For Examples on how the Optional Death Benefit is calculated see
"Appendix VII". The Optional Death Benefit Rider may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit Rider is not available in Washington or New York. Once you elect the Optional Death Benefit Rider, you cannot cancel it.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

34                                               HARTFORD LIFE INSURANCE COMPANY
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The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death
Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions: The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. The spousal continuation is available only once for each Contract.

If you elect the Optional Death Benefit Rider for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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HARTFORD LIFE INSURANCE COMPANY                                               35
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues. The Contract
                                                                                      Owner may waive this
                                                                                      presumption and receive
                                                                                      the Death Benefit.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.
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36                                               HARTFORD LIFE INSURANCE COMPANY
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SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If you are invested in both Class IA Sub-Accounts and Class IC Sub-Accounts of the same Fund we deduct a pro rated amount from each of the Sub-Accounts unless you give us other instructions. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Payments for a Designated Period Annuity Payout Option. If you purchased Series IV or V, partial Surrenders are also permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.
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We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone redemptions at any time.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.

More than one Contract issued in the same calendar year:

If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot by deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may make other Annuity Payout Options available. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made
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38                                               HARTFORD LIFE INSURANCE COMPANY
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are less than the Contract Value on the Annuity Commencement Date minus any
Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary or the Beneficiary may continue the Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN -- We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less that the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED PAYMENTS FOR A DESIGNATED PERIOD VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. IF YOU PURCHASED SERIES IV OR SERIES V, YOU MAY TAKE PARTIAL OR FULL SURRENDERS UNDER LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN OR JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTIONS. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120 Monthly Payments Certain Annuity Payout Option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return is the investment return used to calculate variable Annuity Payouts. The Assumed Investment Return for your Annuity if you purchased Series VI is 5%, Series II, Series IIR, Series III, Series IV and Series V have a 4% Assumed Investment Return. The first Annuity Payout will be based on the Assumed Investment Return. The remaining Annuity Payouts will fluctuate based on the actual investment results of the Sub-Accounts.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED OR VARIABLE OR A COMBINATION?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You
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will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity
Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract. The fixed-dollar amount Annuity Payout is not available for Series II.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return.

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- Depending on which Series you purchased, you may be able to transfer dollar amounts of Annuity Units from one Sub-Account to another after the Annuity Calculation Date. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. Please check your Contract to see if these transfers are available.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract. If you own Series II or IIR, this Program is terminated as of September 1, 2004.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor - ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time. If you own Series II or IIR, this Program is terminated as of September 1, 2004.
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ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time. If you own Series II or IIR, this Program is terminated as of September 1, 2004.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after You enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001. If you own
Series II or IIR, these programs are terminated as of September 1, 2004.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of Hartfords Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become
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involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
(800) 862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized
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42                                               HARTFORD LIFE INSURANCE COMPANY
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capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to qualified or non-qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------
    by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
(b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the contract owner is considered to be the owner of the assets for tax purposes, the contract owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------
provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the contract owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the contract owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Experts
----------------------------------------------------------------------
    Non-Participation
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

APPENDIX I -- SERIES II OF THE DIRECTOR VARIABLE ANNUITY

Series II of The Director variable annuity was sold from October 15, 1986 through May 1, 1988. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and equals:

          ------------------------
           First Year           5%
          ------------------------
           Second Year          5%
          ------------------------
           Third Year           4%
          ------------------------
           Fourth Year          3%
          ------------------------
           Fifth Year           2%
          ------------------------
           Sixth Year           0%
          ------------------------

THE FIXED ACCUMULATION FEATURE

The Fixed Accumulation Feature was not available in this Contract version.

THE DEATH BENEFIT

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date and the descendant's 90th birthday, the Death Benefit is the greatest of:

- The Contract Value or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders.

If death occurs after the decedent's 90th birthday, the Death Benefit is the Contract Value on the date the death certificate or other legal document acceptable to us is received.

ANNUITY PAYOUT OPTIONS

Annuity Payout Options available are:

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

Qualified Plans may also elect to use the following Annuity Payout Option if the guaranteed period is less than the life expectancy of the Annuitant at the time the Annuity Payout Option goes into effect:

UNIT REFUND LIFE ANNUITY -- We make monthly Annuity Payouts during the lifetime of the Annuitant. Upon the death of the Annuitant, the Beneficiary may receive an excess payment. We determine if an excess payment is due by dividing (a) by
(b), where (a) is equal to the amount available for this Annuity Payout Option on the Annuity Commencement Date divided by the Annuity Unit Value on the Annuity Commencement Date and (b) is equal to the number of Annuity Units represented by each monthly Annuity Payout already made multiplied by the number of Annuity Payouts made.

If that amount is a positive number, we then multiply the excess payment by the Annuity Unit Value as of the date we receive a certified death certificate or other legal document acceptable to us. That amount is then paid to the Beneficiary. This is available only for variable dollar amount Annuity Payouts.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- SERIES IIR OF THE DIRECTOR VARIABLE ANNUITY

Series IIR of The Director variable annuity was sold from May 1, 1988 through September 1, 1988. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

          ------------------------
           First Year           5%
          ------------------------
           Second Year          5%
          ------------------------
           Third Year           4%
          ------------------------
           Fourth Year          3%
          ------------------------
           Fifth Year           2%
          ------------------------
           Sixth Year           0%
          ------------------------

THE FIXED ACCUMULATION FEATURE

The Fixed Accumulation Feature was not available in this Contract version.

THE DEATH BENEFIT

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date and the descendant's 90th birthday, the Death Benefit is the greatest of:

- The Contract Value or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders. If death occurs after the decedent's 90th birthday, the Death Benefit is the Contract Value on the date the death certificate or other legal document acceptable to us is received.

ANNUITY PAYOUT OPTIONS

The following Annuity Payout Options are available:

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

Qualified Plans may also elect to use the following Annuity Payout Option if the guaranteed period is less than the life expectancy of the Annuitant at the time the Annuity Payout Option goes into effect:

UNIT REFUND LIFE ANNUITY -- We make monthly Annuity Payouts during the lifetime of the Annuitant. Upon the death of the Annuitant, the Beneficiary may receive an excess payment. We determine if an excess payment is due by dividing (a) by
(b), where (a) is equal to the amount available for this Annuity Payout Option on the Annuity Commencement Date divided by the Annuity Unit Value on the Annuity Commencement Date and (b) is equal to the number of Annuity Units represented by each monthly Annuity Payout already made multiplied by the number of Annuity Payouts made.

If that amount is a positive number, we then multiply the excess payment by the Annuity Unit Value as of the date we receive a certified death certificate or other legal document acceptable to us. That amount is then paid to the Beneficiary. This is available only for variable dollar amount Annuity Payouts.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

APPENDIX III -- SERIES III OF THE DIRECTOR VARIABLE ANNUITY

Series III of The Director variable annuity was sold from September 1, 1988 through May 1, 1990. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

          ------------------------
           First Year           6%
          ------------------------
           Second Year          6%
          ------------------------
           Third Year           6%
          ------------------------
           Fourth Year          6%
          ------------------------
           Fifth Year           5%
          ------------------------
           Sixth Year           4%
          ------------------------
           Seventh
           Year                 0%
          ------------------------

DEATH BENEFIT

The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every sixth Contact Anniversary (i.e, the 6th, 12th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

THE ANNUITY PAYOUT OPTIONS OFFERED ARE

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- SERIES IV OF THE DIRECTOR VARIABLE ANNUITY

Series IV of The Director variable annuity was sold from May 1, 1990 through May 1, 1992. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

          ------------------------
           First Year
           (1)                  7%
          ------------------------
           Second Year          6%
          ------------------------
           Third Year           5%
          ------------------------
           Fourth Year          4%
          ------------------------
           Fifth Year           3%
          ------------------------
           Sixth Year           2%
          ------------------------
           Seventh
           Year                 1%
          ------------------------
           Eighth Year          0%
          ------------------------

DEATH BENEFIT

The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Options under this Series are:

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

APPENDIX V -- SERIES V OF THE DIRECTOR VARIABLE ANNUITY

Series V of The Director variable annuity was sold from May 1, 1992 through June 27, 1994. Almost all of the provisions detailed in the prospectus apply to you except for the following changes:

CONTINGENT DEFERRED SALES CHARGES

          ------------------------
           First Year
           (1)                  7%
          ------------------------
           Second Year          6%
          ------------------------
           Third Year           5%
          ------------------------
           Fourth Year          4%
          ------------------------
           Fifth Year           3%
          ------------------------
           Sixth Year           2%
          ------------------------
           Seventh
           Year                 1%
          ------------------------
           Eighth Year          0%
          ------------------------

DEATH BENEFIT

The death benefit payable is equal to the greater of:

- the Contract Value determined as of the day written proof of death is received; or

- 100% of the total Premium Payments made, reduced by any surrenders; or

- the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by any Premium Payments made and decreased by any Surrenders since the preceding Specified Contract Anniversary.

The Specified Contract Anniversary is every seventh Contact Anniversary (i.e, the 7th, 14th etc.)

DEATH BENEFIT REMAINING WITH THE COMPANY

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Annuity Options under this Series are:

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant's death will be paid in one sum to the Beneficiary.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A DESIGNATED PERIOD

We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 30 years.

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX VI -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $41,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------
Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear, if any, to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

Certain other exceptions are also available.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. The death benefit under your Contract may affect the amount of the required distribution that must be taken from your Contract. Please consult with your tax or legal adviser with any questions regarding these new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible retirement plan. Payees cannot elect out of income tax withholding with respect to such distributions.

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After-tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after-tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section
403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under
Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.
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56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX VII -- OPTIONAL DEATH BENEFIT -- EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
--------
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
--------
$ 93,587       the New Interest Accumulation Value

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------

APPENDIX VIII -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


                                                                    AS OF DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                2003      2002      2001       2000       1999       1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  3.775  $  4.434  $  4.708    $ 4.803    $ 4.398    $ 3.572    $ 2.905  $  2.523  $  1.991  $ 2.072
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  4.417  $  3.775  $  4.434    $ 4.708    $ 4.803    $ 4.398    $ 3.572  $  2.905  $  2.523  $ 1.991
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           695,038   783,545   939,510  1,054,157  1,156,230  1,095,048  1,012,472   953,998   888,803  858,014
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  3.754  $  4.416  $  4.696    $ 4.798    $ 4.663         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  4.386  $  3.754  $  4.416    $ 4.696    $ 4.798         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            11,823    12,900    14,292     11,997      4,952         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  2.819  $  2.593  $  2.416    $ 2.185    $ 2.258    $ 2.114    $ 1.922  $  1.880  $  1.607  $ 1.694
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  3.003  $  2.819  $  2.593    $ 2.416    $ 2.185    $ 2.258    $ 2.114  $  1.922  $  1.880  $ 1.607
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           188,788   230,140   220,125    155,850    171,567    166,429    115,083    96,857    99,377   85,397
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  2.804  $  2.583  $  2.410    $ 2.182    $ 2.234         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  2.982  $  2.804  $  2.583    $ 2.410    $ 2.182         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             5,621     6,051     4,831      2,190        756         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  6.113  $  7.709  $  8.388    $ 7.501    $ 5.526    $ 4.845    $ 4.010  $  3.364  $  2.615  $ 2.583
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  8.596  $  6.113  $  7.709    $ 8.388    $ 7.501    $ 5.526    $ 4.845  $  4.010  $  3.364  $ 2.615
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           269,870   292,724   340,758    357,409    347,433    352,482    351,189   330,580   292,671  220,936
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  6.080  $  7.678  $  8.367    $ 7.494    $ 6.255         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  8.536  $  6.080  $  7.678    $ 8.367    $ 7.494         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             5,357     5,692     6,040      4,645      1,112         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED
  EQUITY HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.896  $  1.204  $  1.325    $ 1.422    $ 1.182    $ 1.000         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.139  $  0.896  $  1.204    $ 1.325    $ 1.422    $ 1.182         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            97,135    80,918    81,871     78,728     41,232      4,982         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.891  $  1.199  $  1.322    $ 1.420    $ 1.281         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.131  $  0.891  $  1.199    $ 1.322    $ 1.420         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             4,460     4,537     4,719      3,737      1,552         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                2003      2002      2001       2000       1999       1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND
  GROWTH HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  2.261  $  2.669  $  2.816    $ 2.570    $ 2.471    $ 2.149    $ 1.650  $  1.359  $  1.009  $ 1.000
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  2.831  $  2.261  $  2.669    $ 2.816    $ 2.570    $ 2.471    $ 2.149  $  1.650  $  1.359  $ 1.009
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           312,130   333,014   346,410    342,990    388,624    398,481    314,868   190,958    83,506   29,146
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  2.248  $  2.658  $  2.809    $ 2.567    $ 2.655         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  2.811  $  2.248  $  2.658    $ 2.809    $ 2.567         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             5,813     5,275     4,665      2,938      1,030         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  1.000        --        --         --         --         --         --        --        --       --(a)
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.074        --        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             1,019        --        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  1.000        --        --         --         --         --         --        --        --       --(a)
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.074        --        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)                12        --        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.767  $  1.031  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.973  $  0.767  $  1.031         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             9,348     9,939     8,042         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.765  $  1.029  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.969  $  0.765  $  1.029         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               240       307       136         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  1.378  $  1.533  $  1.656    $ 1.796    $ 1.476    $ 1.319    $ 1.266  $  1.146  $  1.000       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.664  $  1.378  $  1.533    $ 1.656    $ 1.796    $ 1.476    $ 1.319  $  1.266  $  1.146       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            42,943    46,883    54,476     61,514     57,797     50,971     43,217    23,174     6,577       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  1.371  $  1.527  $  1.652    $ 1.794    $ 1.576         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.653  $  1.371  $  1.527    $ 1.652    $ 1.794         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               930       967     1,005      1,092        391         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                2003      2002      2001       2000       1999       1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL
  COMMUNICATIONS HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.496  $  0.711  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.785  $  0.496  $  0.711         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             6,609     2,772     1,177         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.494  $  0.710  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.782  $  0.494  $  0.710         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               163        43         8         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL
  FINANCIAL SERVICES HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.763  $  0.952  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.981  $  0.763  $  0.952         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             4,111     3,483     1,840         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.761  $  0.951  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.977  $  0.761  $  0.951         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               210       239        70         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  1.214  $  1.481  $  1.469    $ 1.000         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.587  $  1.214  $  1.481    $ 1.469         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            41,109    41,202    43,097     28,572         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  1.209  $  1.477  $  1.468    $ 1.000         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.578  $  1.209  $  1.477    $ 1.468         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             2,210     2,283     2,412      1,264         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  1.174  $  1.476  $  1.792    $ 1.952    $ 1.315    $ 1.000         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.571  $  1.174  $  1.476    $ 1.792    $ 1.952    $ 1.315         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            66,603    71,074    82,650     87,887     25,343        416         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  1.167  $  1.470  $  1.788    $ 1.951    $ 1.451         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.560  $  1.167  $  1.470    $ 1.788    $ 1.951         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             2,830     3,114     3,664      4,200        602         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

60                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                2003      2002      2001       2000       1999       1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL
  TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.287  $  0.473  $  0.621    $ 1.000         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.458  $  0.287  $  0.473    $ 0.621         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            63,767    50,930    61,337     39,523         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.286  $  0.472  $  0.620    $ 1.000         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.455  $  0.286  $  0.472    $ 0.620         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             2,799     3,152     3,574      1,695         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.858  $  0.976        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.126  $  0.858        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            19,485     2,321        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.858  $  1.000        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.123  $  0.858        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               412        90        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.768  $  0.986        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.091  $  0.768        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            12,405     1,775        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.767  $  0.986        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.088  $  0.767        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               267        12        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS
  FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.996  $  1.083  $  1.068    $ 1.070    $ 1.035    $ 1.000         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.211  $  0.996  $  1.083    $ 1.068    $ 1.070    $ 1.035         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            93,068    55,185    41,323     22,916     14,681      1,832         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.990  $  1.079  $  1.065    $ 1.069    $ 1.084         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.203  $  0.990  $  1.079    $ 1.065    $ 1.069         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             4,321     3,605     2,815      1,881        707         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               61
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                2003      2002      2001       2000       1999       1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  3.324  $  4.340  $  5.012    $ 5.608    $ 4.712    $ 3.726    $ 2.845  $  2.359  $  1.750  $ 1.755
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  4.206  $  3.324  $  4.340    $ 5.012    $ 5.608    $ 4.712    $ 3.726  $  2.845  $  2.359  $ 1.750
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            99,567   116,035   139,878    156,211    159,752    138,031    115,279    87,611    65,954   50,799
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  3.306  $  4.323  $  4.999    $ 5.602    $ 5.182         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  4.177  $  3.306  $  4.323    $ 4.999    $ 5.602         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             2,479     2,783     3,212      3,070      1,107         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  CAPITAL APPRECIATION
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.699  $  0.854  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.042  $  0.699  $  0.854         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            11,302     5,326     1,985         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.697  $  0.854  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.038  $  0.697  $  0.854         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               481       253         6         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  1.207  $  1.489  $  1.856    $ 2.267    $ 1.641    $ 1.469    $ 1.482  $  1.329  $  1.181  $ 1.220
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.587  $  1.207  $  1.489    $ 1.856    $ 2.267    $ 1.641    $ 1.469  $  1.482  $  1.329  $ 1.181
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           126,142   146,846   178,290    215,743    222,722    244,258    270,506   266,962   238,086  246,259
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  1.201  $  1.483  $  1.851    $ 2.265    $ 1.806         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.576  $  1.201  $  1.483    $ 1.851    $ 2.265         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             2,264     2,256     2,550      2,312        449         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.874  $  0.932  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.326  $  0.874  $  0.932         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             7,862     5,284       467         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.871  $  0.931  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.321  $  0.871  $  0.931         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               170       117        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

62                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                2003      2002      2001       2000       1999       1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  2.053  $  2.423  $  2.546    $ 2.056    $ 1.371    $ 1.097    $ 1.000        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  2.791  $  2.053  $  2.423    $ 2.546    $ 2.056    $ 1.371    $ 1.097        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           158,486   185,616   231,978    241,334    118,306     33,348      8,306        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  2.042  $  2.414  $  2.540    $ 2.054    $ 1.589         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  2.772  $  2.042  $  2.414    $ 2.540    $ 2.054         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             6,107     7,089     8,731      6,668      1,455         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.852  $  0.991  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.205  $  0.852  $  0.991         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           107,899   100,135    26,956         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.850  $  0.991  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.200  $  0.850  $  0.991         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             3,655     2,953       537         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  1.915  $  1.911  $  1.863    $ 1.777    $ 1.716    $ 1.650    $ 1.587  $  1.528  $  1.462  $ 1.424
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.905  $  1.915  $  1.911    $ 1.863    $ 1.777    $ 1.716    $ 1.650  $  1.587  $  1.528  $ 1.462
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           170,474   260,944   263,654    191,493    216,372    186,306    143,327   151,978   102,635  138,396
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  1.904  $  1.903  $  1.858    $ 1.776    $ 1.735         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.892  $  1.904  $  1.903    $ 1.858    $ 1.776         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             3,613     7,344     7,235      3,808      1,061         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE
  SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  2.738  $  2.563  $  2.414    $ 2.217    $ 2.211    $ 2.098    $ 1.949  $  1.878  $  1.637  $ 1.685
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  2.765  $  2.738  $  2.563    $ 2.414    $ 2.217    $ 2.211    $ 2.098  $  1.949  $  1.878  $ 1.637
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            64,733    92,074    63,568     55,914     70,604     79,133     82,429    89,098   101,881  112,417
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  2.723  $  2.553  $  2.408    $ 2.214    $ 2.232         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  2.746  $  2.723  $  2.553    $ 2.408    $ 2.214         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             3,033     3,315     2,085        769        120         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               63
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                2003      2002      2001       2000       1999       1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.730  $  0.929        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.082  $  0.730        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            20,592     4,515        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.729  $  0.929        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.079  $  0.729        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               814       111        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY
  HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  1.118  $  1.622  $  1.931    $ 2.251    $ 1.374    $ 1.247    $ 1.066  $  1.000        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.721  $  1.118  $  1.622    $ 1.931    $ 2.251    $ 1.374    $ 1.247  $  1.066        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           117,303   116,296   130,794    140,975    107,808     85,431     56,706    12,563        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  1.112  $  1.616  $  1.926    $ 2.248    $ 1.510         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.709  $  1.112  $  1.616    $ 1.926    $ 2.248         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             3,693     3,849     4,211      3,653        726         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  4.271  $  5.710  $  6.587    $ 7.176    $ 6.066    $ 4.602    $ 3.547  $  2.887  $  2.180  $ 2.250
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  5.335  $  4.271  $  5.710    $ 6.587    $ 7.176    $ 6.066    $ 4.602  $  3.547  $  2.887  $ 2.180
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)           276,783   311,394   380,360    419,495    432,424    403,629    372,754   333,176   285,640  248,563
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  4.248  $  5.687  $  6.571    $ 7.169    $ 6.716         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  5.298  $  4.248  $  5.687    $ 6.571    $ 7.169         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             5,585     6,190     7,340      6,395      2,105         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
  SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  1.072  $  1.007        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.082  $  1.072        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            86,319   133,069        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  1.071  $  1.007        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.079  $  1.071        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             3,122     3,044        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

64                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                    AS OF DECEMBER 31,
                         ----------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                2003      2002      2001       2000       1999       1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.764  $  1.000  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.971  $  0.764  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)            53,020    24,514    11,987         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.762  $  0.999  $  1.000         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  0.967  $  0.762  $  0.999         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             1,460     1,163       156         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL
    BENEFITS
    Accumulation Unit
      Value at beginning
      of period           $  0.797  $  0.975        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.117  $  0.797        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)             9,635     1,826        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH
    BENEFIT
    Accumulation Unit
      Value at beginning
      of period           $  0.796  $  0.975        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit
      Value at end of
      period              $  1.114  $  0.796        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------
    Number of
      Accumulation Units
      outstanding at end
      of period (in
      thousands)               376       246        --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

(a) Inception date November 3, 2003.

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                          SERIES II-V OF THE DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: September 1, 2004
Date of Statement of Additional Information: September 1, 2004

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

[To be filed by Amendment]

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2003: $120,624,338; 2002: $118,321,429; and 2001: $122,929,008.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "Erv" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: Yield = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements will be filed by Amendment.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life
                  Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a) Principal Underwriter Agreement.(2)

           (3)    (b) Form of Dealer Agreement.(2)

           (4) Form of Individual Flexible Premium Variable Annuity Contract and a Group Flexible Premium Variable Annuity Contract.(1)

           (5)    Form of Application.(1)

           (6)    (a) Articles of Incorporation of Hartford.(3)

                  (b) Bylaws of Hartford.(4)

           (7)    Not applicable.

           (8)    Form of Fund Participation Agreement.(5)

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary to be filed by amendment.

           (10)   Consent of Deloitte & Touche LLP will be filed by Amendment.

           (11)   All Financial statements will be filed by Amendment.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.(6)

--------
  (1) Incorporated by reference to Post-Effective Amendment No. 16, to the Registration Statement File No. 33-06952, dated May 1, 1995.
  (2) Incorporated by reference to Post Effective Amendment No. 17, to the Registration Statement File No. 33-06952, dated May 1, 1996.
  (3) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.
  (4) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.
  (5) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.
  (6) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo Jr.                    Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 24(b)(16).

Item 27.  Number of Contract Owners

          As of May 31, 2004, there were 293,211 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (A)  involved a knowing and culpable violation of law by the director;

          (B) enabled the director or an associate to receive an improper personal gain;

          (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (E) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:
          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten Hartford Life
               Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five Hartford Life
               Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven American Maturity Life Insurance - Separate Account AMLVA
          American Maturity Life Insurance - Separate Account One Servus Life
               Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two
          Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                                 POSITIONS AND OFFICES
                  NAME                              WITH UNDERWRITER
                  ----                              ----------------
              David A. Carlson                 Senior Vice President and Deputy Chief
                                               Financial Officer
              Bruce W. Ferris                  Vice President
              George R. Jay                    Controller
              Stephen T. Joyce                 Vice President
              Thomas M. Marra                  President, Chief Executive Officer and
                                               Chairman of the Board, Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                               Corporate Secretary
              Martin A. Swanson                Vice President
              John C. Walters                  Executive Vice President, Director
              Lizabeth H. Zlatkus              Director

          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 18th day of August, 2004.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

By:  Thomas M. Marra                           *By:  /s/ Marianne O'Doherty
      ---------------------------------              -----------------------
      Thomas M. Marra, President, Chief                  Marianne O'Doherty
      Executive Officer and Chairman of                  Attorney-In-Fact
      the Board*

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

By:   Thomas M. Marra
      ---------------------------------
      Thomas M. Marra, President, Chief
      Executive Officer and Chairman of
      the Board*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President, and
     Deputy Chief Financial Officer, Director
Michael L. Kalen, Senior Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
     Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,        *By:  /s/ Marianne O'Doherty
     Director*                                           ----------------------
John C. Walters, Executive Vice President,                   Marianne O'Doherty
     Director*                                               Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*        Date: August 18, 2004
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

33-06952

                                  EXHIBIT INDEX

(15) Copy of Power of Attorney.